Note Receivables, Net - Schedule of Note Receivables, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Note Receivables [Abstract]
Loan receivables	$ 953,795	$ 3,803,866
Less: allowance for current expected credit losses	(200,096)	(48,072)
Total	$ 753,699	$ 3,755,794